Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

Note 13 — SUBSEQUENT EVENTS

Subsequent events have been evaluated through May 20, 2024, which is the date the financial statements were available to be issued. The Company’s management has identified the following subsequent events:

Subscription Receivable

On May 9, 2024 and May 10, 2024, the Company received $6.0 million owing under the Subscription Agreements.

Termination of consultancy agreement

On May 1, 2024, the Company terminated the consultancy agreements with the affiliate companies of the CEO and CAO and entered into employment agreements with the CEO and CAO.

Power & Digital Infrastructure Acquisition II Corp. [Member]
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

NOTE 10 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements other than described below.

On August 9, 2023, the Company filed with the SEC a registration statement on Form S-4 (as amended on October 2, 2023, October 27, 2023, December 4, 2023, December 26, 2023, and January 10, 2024, the “Form S-4”) in connection with our proposed business combination with Montana. The Form S-4 was declared effective by the SEC on January 17, 2024.

On January 7, 2024, the Company entered into a letter agreement (the “Letter Agreement”) with Montana Technologies LLC, a Delaware limited liability company (“Montana Technologies”) and Carrier Corporation, an affiliate of Carrier Global Corporation (NYSE: CARR), a global leader in intelligent climate and energy solutions (collectively with its affiliates, “Carrier”), pursuant to which Carrier, Montana Technologies and the Company agreed, among other things, to provide Carrier the right to nominate one (1) designee, subject to the approval of the Company, for election to the board of directors for so long as Carrier satisfies certain investment conditions, following the business combination between the Company and Montana Technologies.

On January 7, 2024, Montana Technologies entered into a common unit subscription agreement with Carrier pursuant to which, subject to the conditions set forth therein, Carrier agreed to purchase from Montana Technologies, and Montana Technologies agreed to issue and sell to Carrier, a number of Montana Class B Common Units as will convert into 1,176,471 shares of Class A common stock (such shares, the “Conversion Shares”) upon the closing of the previously announced business combination between Montana Technologies and the Company (the “Subscription”). The Subscription, if consummated, will take place prior to the closing of the business combination and the Conversion Shares, if and when issued upon the closing of the business combination, will be issued as part of the consideration relating thereto.

On January 25, 2024, Montana Technologies entered into a joint venture formation framework agreement (the “Framework Agreement”) with GE Ventures LLC, a Delaware limited liability company (“GE Vernova”), and, solely for the purposes specified therein, GE Vernova LLC, a Delaware limited liability company (“GE Vernova Parent”), pursuant to which Montana Technologies and GE Vernova have agreed, subject to the terms and conditions of the Framework Agreement, including certain closing conditions specified therein, to form a joint venture (the “AirJoule JV”) in which each of Montana Technologies and GE Vernova will hold a 50% interest. The purpose of the AirJoule JV is to incorporate GE Vernova’s proprietary sorbent materials into systems that utilize Montana Technologies’ AirJoule® water capture technology and to manufacture and bring products incorporating the combined technologies to market in the Americas, Africa, and Australia.

On January 10, 2024, and February 8, 2024, pursuant to Paragraph TWENTY FOURTH of the Amended and Restated Certificate of Incorporation of the Company, the Company’s board of directors approved an extension of the Deadline Date (as defined in the Amended and Restated Certificate of Incorporation) from January 14, 2024 to February 14, 2024 and from February 14, 2024 to March 14, 2024, respectively.

On February 5, 2024, the Company, XPDB Merger Sub, LLC, and Montana entered into that certain First Amendment to Agreement and Plan of Merger (the “Amendment”), amending the Business Combination Agreement, to, among other things, (i) amend the definition of Aggregate Transaction Proceeds and (ii) reduce the Aggregate Transaction Proceeds condition from $85 million to $50 million.

On February 20, 2024, the Company filed a definitive proxy statement for the solicitation of proxies in connection with a special meeting of stockholders of the Company to consider and vote on, among other proposals, the extension of the date by which the Company must consummate an initial business combination from March 14, 2024 to April 14, 2024, and to allow the Company, without another stockholder vote, by resolution of the Board, to elect to further extend such date in one-month increments up to three additional times until July 14, 2024 (the “2024 Extension”), unless the closing of a an initial business combination shall have occurred prior thereto, or such earlier date as determined by the Board to be in the best interests of the Company.

On February 21, 2024, the Company entered into an arrangement with a financial advisor and marketing agent in connection with its proposed business combination for a total service charge of $400,000. The first installment in the amount of $125,000 was paid on February 21, 2024. The remaining balance in the amount of $275,000 will be paid upon closing of the business combination from the flow of funds.

On March 8, 2024, the Company and Rice Investment Group (“Rice”) entered into a subscription agreement pursuant to which the Company agreed to sell 588,235 shares of Class A common stock to Rice for an aggregate purchase price of approximately $5.0 million, contingent on the closing of the business combination. The subscription agreement provides that, subject to certain conditions set forth therein, the Company may be required to issue to Rice up to an additional 840,336 shares of Class A common stock if the trading price of the Class A common stock falls below the per share purchase price within one year of the closing of the business combination.